EQUITY (Details Narrative)																1 Months Ended						2 Months Ended	3 Months Ended											5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2025 shares	Sep. 18, 2025 USD ($)	Aug. 26, 2025 USD ($)	Aug. 13, 2025 USD ($)	Jun. 18, 2025 USD ($) $ / shares shares	Mar. 06, 2025 shares	Feb. 20, 2025 shares	Jan. 01, 2025 shares	Oct. 29, 2024 shares	Jul. 02, 2024	Dec. 12, 2023 USD ($) $ / shares shares	Mar. 16, 2023	Mar. 13, 2023 $ / shares shares	Feb. 23, 2023 USD ($) shares	Dec. 22, 2021 $ / shares shares	Nov. 06, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Apr. 30, 2025 shares	Jul. 31, 2024 USD ($) shares	Nov. 30, 2023 $ / shares	Oct. 31, 2022 USD ($) shares	Mar. 06, 2025 shares	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 shares	Jun. 30, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 06, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 26, 2025 $ / shares	Mar. 18, 2025 shares	Feb. 07, 2025 shares	Jun. 18, 2024 shares	Dec. 28, 2022 shares	Dec. 27, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized																								750,000,000						750,000,000					750,000,000		750,000,000	750,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares																								$ 0.086						$ 0.086					$ 0.086		$ 0.086	$ 0.086
Preferred shares issued																								0						0					0		0	0
Preferred shares outstanding																								0						0					0		0	0
Common stock, shares authorized																								2,000,000,000						117,647,059					2,000,000,000		117,647,059	117,647,059
Common stock, par value | $ / shares																								$ 0.086						$ 0.086					$ 0.086		$ 0.086	$ 0.086
Reverse stock split										1-for-17 reverse stock split
Shares issued | $
Common shares issued for earnout liabilities | $																								$ 350,000	$ 2,148,631													$ 3,001,045
Share based compensation vested																																					1	15
Common stock, shares outstanding																								9,375,127						280,117					9,375,127		2,250,210	280,117
Exercise price | $ / shares
Warrants description													The aggregate purchase price for the Common Shares, Prefunded Warrants (Series E Warrants) and the Common Warrants (Series F Warrants) to be purchased by the Buyer shall be equal to (i) $ $64.60 for each Common Unit purchased by such Buyer, or (ii) $ $64.58 for each Prefunded Unit purchased by the Buyer, which Prefunded Warrants are exercisable into Prefunded Warrant Shares at the initial Exercise Price (as defined in the Prefunded Warrant) of $0.02 per Prefunded Warrant Share in accordance with the Prefunded Warrant.
Net proceed | $																																			$ 2,136,526			$ 3,446,484
Additional paid in capital | $																								$ 59,615,726						$ 46,125,206					59,615,726		$ 50,877,307	46,125,206
Agregate offering price | $																								(12,105)														$ 3,446,484
Dividen per share | $ / shares																																							$ 0.03
Shares available for granted
Number of shares option forfeitures | $																																					$ 0	$ 0
Fair value | $																														2,421,960							2,421,960	2,421,960
Share based compensation expense | $																								2,740,796			12,790								$ 4,593,149	$ 277,121	533,631	875,106
Unrecognized compensation expense | $																														$ 1,542							$ 0	$ 1,542
Market value price per share | $ / shares																														$ 0.54							$ 2.58	$ 0.54
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture | $																								$ 2,733,446	877,368	$ 974,985	$ 12,790	$ 245,766	$ 18,565								$ 533,631	$ 875,106
Stock issued during period shares commission equity award expense, shares issued																																					3,375	1,307
Stock issued during period value commission equity award expense, value | $																																					$ 233,970	$ 276,400
Value issued commission equity award expense																								151,236											151,236
Equity-based compensation expense | $																																					533,631	875,000
Stock issued during the period value, acquisitions | $																										239,425											329,432
Stock issued during period value issued for services | $																								$ 100,000	$ 150,000	$ 141,750		$ 115,000									215,000	589,860
Equity based compensation, shares																																			462,605
Number of shares sold | $																																						$ 1,028,270
Dividends payable | $																								$ 373,986											$ 373,986
At The Market Offering Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares	67,310
Agregate offering price | $		$ 248,138		$ 2,026,453
Number of shares sold																								1,853,048											1,853,048
Number of shares available for issuance																								124,725											124,725
Gross proceeds commissions		3.00%
Common shares issued for ATM share sales																								1,785,738
Number of shares net proceeds | $																								$ 2,021,682											$ 2,021,682
Equity Incentive Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock reserved for issuance																																					1,167,451
Number of shares available for issuance																																					1,002,407
2025 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares available for issuance																								118,503											118,503					307,327
Share based compensation equity awards, shares																	1,692,673
Share based compensation equity awards | $																	$ 2,495,000
Number of shares authorized for issuance																																								2,000,000
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate											0																			0								0
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate											1.12
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate											0.0423																			3.8								3.8
Series G Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding																														247,678							0	247,678
Warrants exercised																																										247,678
Series G Warrants [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																																					$ 11.16
Series G Warrants [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																																					$ 3.96
Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants																																					2,070,000
Exercise price | $ / shares																																					$ 0.15
Series E Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants													52,800
Series F Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants													123,839
Exercise price | $ / shares													$ 60.35
PA Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants													3,096
Exercise price | $ / shares													$ 66.47
Series E And Series F Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding																														0							0	0
Abeyance Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant unissued																														102,016							0	102,016
ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees | $																																					$ 3,713,139
ATM Agreement [Member] | Series G Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for series G warrant, shares																																					192,236
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares													$ 0.086
Common shares issued for private placement, shares													9,120
Warrant Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid in capital | $																																					$ 0
Series F Inducement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares											$ 11.16
Percentage of beneficial ownership											4.99%
Dividen per share | $ / shares											$ 11.16
Warrants term																														5 years								5 years
Series F Inducement Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate											0
Series F Inducement Agreement [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate											1.12
Series F Inducement Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Risk free interest rate											0.0423
Common Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																																			450,000
Agregate offering price | $			$ 10,000,000																																$ 350,000
Common stock outstanding description			The agreement includes an Exchange Cap limiting issuances to 19.99% of the Company’s outstanding common stock as of the execution date unless stockholder approval is obtained or the average price paid for all shares issued equals or exceeds $0.9196, and a Beneficial Ownership Limitation preventing Investor from beneficially owning more than 4.99% (which may be increased to 9.99% upon 61 days’ prior written notice) of the Company’s outstanding common stock.
Documentation fee | $																																			$ 10,000
Common Stock Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																								53,186
Agregate offering price | $																								$ 50,000
Common Stock Purchase Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agregate offering price | $																							$ 50,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																																	9,120
Gross proceeds cash fee percentage												8.00%
Gross proceeds | $																																					4,000,000
Net proceed | $																																					3,000,000
Financing fee | $																																					$ 553,000
Series J Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceed | $					$ 2,150,000
Legal fees | $					50,000
Proceeds from issuance if private placement, gross | $					2,500,000
Agent fees. | $					$ 351,000
Cash fee percentage					7.00%
Non-accountable expenses | $					$ 35,000
Management fee percentage					1.00%
YES Americana Group LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Original Debt, Amount | $																																	$ 645,000
Debt Conversion, Converted Instrument, Shares Issued																																	3,926
Debt Instrument, Convertible, Conversion Price | $ / shares																																	$ 164.39
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock splits, number of shares																											110,350										110,350	902
Shares issued | $																											$ 9,490										$ 9,490	$ 78
Common shares issued for earnout liabilities | $																								$ 43,274									$ 6,433					$ 3,219
Common shares issued for private placement, shares							157,000		140,064															1,488,096														9,120
Stock issued during period shares issued for services																								110,668	123,967	105,000		17,825		8,685	24	6,621					97,274	15,330
Shares issued for settle an earn-out liability																								503,186							10,271	20,721						37,425
Share based compensation vested																															177	1,307
Equity-based compensation, shares																								2,388,563	40	462,659	57,454	60,373	1,149	43,609							119,054	45,094
Convertion of shares																																						3,926
Stock issued during the period , acquisitions																										157,000											140,064
Number of shares acquired																																										39,569
Agregate offering price | $																								$ 127,976														$ 784
Dividen per share | $ / shares											$ 11.16
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture | $																								205,416	$ 3	$ 39,789	$ 4,941	$ 5,192	$ 99								$ 10,232	3,878
Stock issued during the period value, acquisitions | $																										13,502											12,046
Stock issued during period value issued for services | $																								$ 9,518	$ 10,661	9,064		$ 1,533									$ 8,338	$ 1,318
Common shares issued for ATM share sales																								1,785,738			247,418	302,677	11,036								1,139,501
Common Stock [Member] | Series G Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares acquired																																										192,236
Common Stock [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																																					1,139,501
Stock issued during period shares issued for services																																					97,274
Equity-based compensation, shares																																					119,054
Common share payments for earnouts, shares | $																																					$ 30,029
Convertion of shares																																					102,016
Common shares issued for series B warrant, shares																																					39,569
Stock issued during the period , acquisitions																																					140,064
Number of shares sold																																					1,139,501
Average price | $ / shares																																					$ 3.66
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares															$ 0.086
Common shares issued for private placement, shares											17,647				10,474
Exercise price | $ / shares															$ 1,042.95
Common Stock [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares acquired															38,353
Common Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																																					102,016
Convertion of shares																																					102,016
Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares exercisable																															4,310
Purchase of warrants																														17,647								17,647
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																																												$ 127.50
Warrant outstanding																																												78,431
Series E Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																														52,800
Series F Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																														21,824
Series A Warrants Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																				$ 1,683.00
Exercise price | $ / shares																				1,563.15
Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares exercisable																																					6,647	6,647
Exercise price | $ / shares																				6.60
Warrant exercise price decrease | $ / shares																				6.13
Warrant outstanding																														1,695,000							1,695,000	1,695,000
Series A Warrants [Member] | Post Reverse Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																				99.00
Series A Warrants [Member] | Reverse Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																				$ 104.21
Series F Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares exercisable											123,839
Exercise price | $ / shares											$ 11.16
Number of shares acquired											123,839																			123,839								123,839
Payments for Repurchase of Warrants | $											$ 1,381,474
Agregate offering price | $											351,503
Proceeds from Warrant Exercises | $											$ 1,029,972
Issuance of warrants											21,824
Stock Issued During Period, Shares, Conversion of Units											102,016
Percentage of beneficial ownership											9.99%
Deemed dividend | $											$ 302,997
Warrants and rights outstanding before exchange | $																														$ 1,103,377								$ 1,103,377
Warrants and rights outstanding after exchange | $																														$ 800,380								$ 800,380
Pre Exchange Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares											$ 60.35
Post Exchange Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares											11.16
Pre And Post Exchange Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants term																														4 years 9 months 7 days								4 years 9 months 7 days
Series G Warrants [Member] | Series F Inducement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares											$ 11.16
Warrant outstanding											247,678
Deemed dividend | $											$ 2,236,760
Series JPF Warrants [Member] | Series J Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																																			1,488,096
Purchase of warrants					1,488,096
Exercise price | $ / shares					$ 0.001
Series J Warrants [Member] | Series J Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants					2,976,192
Exercise price | $ / shares					$ 1.43
Warrants term					2 years
Warrant exercise price | $ / shares					$ 1.68
Proceeds from issuance if private placement, gross | $					$ 4,250,000
Warrants outstanding description					The Series J Warrants are exercisable from the date of issuance and expire two years from the Effective Date (as defined in the SPA-2025). The holder of the Series J-PF Warrants and the Series J Warrants may not exercise any portion of such holder’s Series J-PF Warrants or Series J Warrants to the extent that the holder, together with its affiliates, would beneficially own, respectively, more than 9.99% of 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding shares of Common Stock immediately after exercise.
Series J PAW's Warrants [Member] | Series J Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares					$ 2.10
Series J PAW's Warrants [Member] | Series J Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants					104,167
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split														1-for-15 reverse split
Reverse stock splits, number of shares														902					110,350
Shares issued | $														$ 1,300					$ 9,490
Employees, Directors, and Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense | $																																					$ 1,542	$ 15,624
Executive [Member] | Agreement In April 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-based compensation, shares																																					157	230
Share based compensation equity awards, shares																					436
Share based compensation equity awards | $																					$ 180,546
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture | $																																					$ 68,798	$ 83,464
Executive [Member] | Agreement In December 28, 2022 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity-based compensation, shares																																					157	159
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture | $																																					$ 1,424	$ 22,404
Number of shares expected to vest																																											157
Executives And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation equity awards, shares																																					60,294	44,590
Share based compensation equity awards | $																																					$ 227,550	$ 477,556
Directors Executives And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation vested																								537,390											462,605
Share based compensation equity awards | $																								$ 2,049,675		$ 2,049,675
Share based compensation granted																										999,995
Executive Officer [Member] | Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value issued commission equity award expense																																			7,253
Number of shares authorized for issuance																		40,000
Vesting period																		4 years
Number of shares vesting each year																		10,000						17,253											10,000
Number of shares vesting fair value | $																																			$ 248,000
Unrecognized compensation cos | $																								$ 221,258											221,258
Investor [Member] | Common Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Agregate offering price | $			$ 100,000
Warrant Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Dividends payable | $																								$ 92,000											$ 92,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																																									2,000,000,000
Dividends payable | $																$ 388,700
Shares issued																490,473
Subsequent Event [Member] | At The Market Offering Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares sold																123,163
Number of shares sold | $																$ 360
Number of shares net proceeds | $																$ 119,764
Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for private placement, shares																300,000
Agregate offering price | $																$ 300,000
Number of shares sold | $																$ 9,340,000
Subsequent Event [Member] | Directors, Officers And Employees [Member] | Equity Incentive Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares available for issuance								2,414
Shares available for granted								999,993
Subsequent Event [Member] | Executives And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation equity awards, shares																						999,993
Share based compensation equity awards | $																																		$ 2,000,000
Number of shares expected to vest						537,388																537,388
Value issued commission equity award expense						462,605